Fees Summary	Jul. 17, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 68,128,000
Total Fee Amount	9,408.48
Total Offset Amount	0.00
Net Fee	$ 9,408.48
Offset Table N/A	N/A